DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
DISTRIBUTION OF PROFITS
17.	DISTRIBUTION OF PROFITS
Subsidiaries of Melco
 Resorts
incorporated in Macau are required to set aside a minimum of 10% to 25% of the entity’s profit after tax to the legal reserve until the balance of the legal reserve reaches a level equivalent to 25% to 50% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve is not available for distribution to the shareholders of the subsidiaries. The appropriation of the legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the shareholders of the relevant subsidiaries. As of December 31, 2025 and 2024, the aggregate balance of the legal reserves amounted to
$60,317
 and $36,793, respectively.
The Company’s borrowings, subject to certain exceptions and conditions, contain certain restrictions on paying dividends and other distributions, as defined in the respective indentures governing the relevant senior notes and credit facility agreements, and disclosed in Note 10 under each of the respective borrowings.